Segment Information (Details 4) (Individual foreign country, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total sales | South Africa
Concentration Risk
Net sales	$ 563,088,000	$ 622,354,000	$ 420,277,000
Percentage of revenues	9.00%	11.00%	10.00%
Accounts Receivable | Foreign Country
Concentration Risk
Foreign receivables, excluding receivables due from affiliates	$ 296,990,000	$ 221,584,000